Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net operating revenues:
Operating revenues	$ 81,180	$ 70,383
Costs and expenses:
Depreciation and amortization expense	3,483	3,112
Selling, general and administrative expenses	10,133	9,878
Operating income	347	561
Other income (expense):
Interest expense	(1,464)	(1,158)
Gain on debt extinguishment	0	1,964
Other income, net	231	369
Income (loss) before income taxes	(886)	1,736
Provision for income taxes	94	89
Net income (loss)	(980)	1,647
Less net loss attributable to non-controlling interest in subsidiaries	(397)	(324)
Net income (loss) attributable to Avalon Holdings Corporation common shareholders	$ (583)	$ 1,971
Basic net income (loss) per share (in dollars per share)	$ (0.15)	$ 0.51
Diluted net income (loss) per share (in dollars per share)	$ (0.15)	$ 0.50
Weighted average shares outstanding - basic (in shares)	3,899,431	3,899,431
Weighted average shares outstanding - diluted (in shares)	3,899,000	3,933,071
Waste Management Services [Member]
Net operating revenues:
Operating revenues	$ 49,763	$ 42,710
Costs and expenses:
Operating costs	40,380	34,259
Golf and Related Operations [Member]
Net operating revenues:
Operating revenues	31,417	27,673
Costs and expenses:
Operating costs	21,337	17,825
Golf and Related Operations [Member] | Food and Beverage [Member]
Net operating revenues:
Operating revenues	12,137	11,045
Costs and expenses:
Operating costs	5,500	4,748
Golf and Related Operations [Member] | Product and Service, Other [Member]
Net operating revenues:
Operating revenues	$ 19,280	$ 16,628